Inventory (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Inventory [Abstract]
Schedule of Inventory

Inventory consisted of the following as of September 30, 2023 and December 31, 2022:

(In thousands)	September 30, 2023	December 31, 2022
Raw materials	$24,100	$24,960
Prepaid inventory	10,838	15,506
Finished goods	7,607	13,689
Inventory for resale	5,024	—
Inventory, gross	47,569	54,155
Inventory reserves	(29,845)	(32,759)
Total inventory, net	$17,724	$21,396

Inventory consisted of the following as of December 31, 2022 and 2021 as follows:

(In thousands)	December 31, 2022	December 31, 2021
Raw materials	$24,960	$6,393
Prepaid inventory	15,506	2,237
Finished goods	13,352	12,810
Inventory, gross	53,818	21,440
Inventory reserves	(32,422)	(942)
Total inventory, net	$21,396	$20,498

Schedule of Changes in Company’s Inventory Reserve

Changes in the Company’s inventory reserve are as follows:

(In thousands)	Nine Months Ended September 30, 2023	Year Ended December 31, 2022
Inventory reserves – beginning of period	$32,759	$942
(Decrease) increase in inventory reserves	(2,914)	31,817
Inventory reserves – end of period	$29,845	$32,759

Changes in the Company’s inventory reserve are as follows:

(In thousands)	Year Ended December 31,
	2022	2021
Inventory reserves – beginning of period	$942	$—
Increase in inventory reserves	31,480	942
Inventory reserves – end of period	$32,422	$942